Condensed Consolidated Statements of Changes in Stockholder's Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net of Issuance cost						$ 2,730
Ayala Pharmaceuticals Inc [Member]
Net of Issuance cost	$ 14	$ 337	$ 16	$ 337	$ 438	$ 2,730
Issuance of common stocks and warrants, net of Issuance cost				$ 1,665	$ 1,724